Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Class A Ordinary Shares	Class B Ordinary Shares	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Dec. 31, 2021		$ 4	$ 4	$ 75,575	$ 3,430	$ 10,032	$ 2,548	$ 4,305	$ 95,898
Balance (in Shares) at Dec. 31, 2021	[1]	38,120,000	41,880,000
Net income						2,456		(1)	2,455
Foreign currency translation							(4,882)	2	(4,880)
Balance at Jun. 30, 2022		$ 4	$ 4	75,575	3,430	12,488	(2,334)	4,306	93,473
Balance (in Shares) at Jun. 30, 2022	[1]	38,120,000	41,880,000
Balance at Dec. 31, 2022		$ 4	$ 4	75,575	3,974	17,275	(5,609)	3,863	95,086
Balance (in Shares) at Dec. 31, 2022	[1]	38,120,000	41,880,000
Net proceeds from initial public offering				8,187					8,187
Net proceeds from initial public offering (in Shares)	[1]	2,400,000
Net income						6,444		19	6,463
Capital contribution from non-controlling shareholders								424	424
Foreign currency translation							(3,891)	(158)	(4,049)
Balance at Jun. 30, 2023		$ 4	$ 4	$ 83,762	$ 3,974	$ 23,719	$ (9,500)	$ 4,148	$ 106,111
Balance (in Shares) at Jun. 30, 2023	[1]	40,520,000	41,880,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization described herein.